SCHEDULE OF DERIVATIVE LIABILITIES OPTIONS EXPLANATORY (Details)	Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Adjustments	$ 24
Written put options [member]
IfrsStatementLineItems [Line Items]
Acquisition Value	10,551,000
Adjustments	13,490,198
Adjustments	24,041,198
Written put options [member] | Property investors network [member]
IfrsStatementLineItems [Line Items]
Acquisition Value	10,100,000
Adjustments	12,250,000
Adjustments	22,350,000
Written put options [member] | ESquared enterprises ltd [Member]
IfrsStatementLineItems [Line Items]
Acquisition Value	451,000
Adjustments	1,240,198
Adjustments	$ 1,691,198